UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-08606

DWS Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2013

ITEM 1.	REPORT TO STOCKHOLDERS

FEBRUARY 28, 2013 Semiannual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents
4 Letter to Shareholders
5 Performance Summaries
19 Portfolio Management Team
19 Portfolio Summaries
21 Investment Portfolios
31 Statements of Assets and Liabilities
35 Statements of Operations
37 Statements of Changes in Net Assets
42 Financial Highlights
61 Notes to Financial Statements
84 Information About Each Fund's Expenses
90 Investment Management Agreement Approval
97 Summary of Management Fee Evaluation by Independent Fee Consultant
101 Account Management Resources
104 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because exchange-traded funds ("ETFs") trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? Stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Also, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summaries February 28, 2013 (Unaudited)

DWS LifeCompass Retirement Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	4.08%	5.76%	2.66%	4.88%
Adjusted for the Maximum Sales Charge (max 5.75% load)	-1.91%	-0.32%	1.45%	4.27%
S&P® Target Date Retirement Income Index†	3.61%	5.58%	4.20%	5.69%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.22%	1.60%	4.59%
Adjusted for the Maximum Sales Charge (max 5.75% load)		2.94%	0.40%	3.98%
S&P® Target Date Retirement Income Index†		7.51%	3.37%	5.48%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	3.77%	5.15%	1.90%	4.10%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	-0.23%	2.15%	1.72%	4.10%
S&P® Target Date Retirement Income Index†	3.61%	5.58%	4.20%	5.69%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.48%	0.85%	3.82%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		5.48%	0.67%	3.82%
S&P® Target Date Retirement Income Index†		7.51%	3.37%	5.48%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	3.77%	5.06%	1.90%	4.11%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.77%	5.06%	1.90%	4.11%
S&P® Target Date Retirement Income Index†	3.61%	5.58%	4.20%	5.69%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.49%	0.85%	3.82%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		8.49%	0.85%	3.82%
S&P® Target Date Retirement Income Index†		7.51%	3.37%	5.48%

DWS LifeCompass Retirement Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
No Sales Charges	4.30%	6.12%	2.92%	5.15%
S&P® Target Date Retirement Income Index†	3.61%	5.58%	4.20%	5.69%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
No Sales Charges		9.50%	1.86%	4.86%
S&P® Target Date Retirement Income Index†		7.51%	3.37%	5.48%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.34%, 2.08%, 2.03% and 1.05% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass Retirement Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S
Net Asset Value
2/28/13	$11.93	$11.94	$11.93	$11.93
8/31/12	$11.58	$11.58	$11.57	$11.57
Distribution Information as of 2/28/13
Income Dividends, Six Months	$.12	$.08	$.07	$.13

DWS LifeCompass 2015 Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	5.32%	6.41%	2.28%	5.53%
Adjusted for the Maximum Sales Charge (max 5.75% load)	-0.74%	0.30%	1.08%	4.91%
S&P Target Date 2015 Index†	5.85%	7.18%	4.48%	7.24%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.12%	0.79%	5.05%
Adjusted for the Maximum Sales Charge (max 5.75% load)		4.73%	-0.39%	4.43%
S&P Target Date 2015 Index†		10.32%	2.98%	6.72%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	4.92%	5.71%	1.53%	4.74%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	0.92%	2.71%	1.34%	4.74%
S&P Target Date 2015 Index†	5.85%	7.18%	4.48%	7.24%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.29%	0.03%	4.26%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		7.29%	-0.15%	4.26%
S&P Target Date 2015 Index†		10.32%	2.98%	6.72%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	4.83%	5.62%	1.52%	4.75%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.83%	5.62%	1.52%	4.75%
S&P Target Date 2015 Index†	5.85%	7.18%	4.48%	7.24%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.29%	0.04%	4.28%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		10.29%	0.04%	4.28%
S&P Target Date 2015 Index†		10.32%	2.98%	6.72%

DWS LifeCompass 2015 Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
No Sales Charges	5.37%	6.69%	2.54%	5.78%
S&P Target Date 2015 Index†	5.85%	7.18%	4.48%	7.24%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
No Sales Charges		11.42%	1.04%	5.30%
S&P Target Date 2015 Index†		10.32%	2.98%	6.72%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.28%, 2.16%, 2.00% and 1.06% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2015 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S
Net Asset Value
2/28/13	$11.62	$11.61	$11.60	$11.61
8/31/12	$11.14	$11.13	$11.13	$11.13
Distribution Information as of 2/28/13
Income Dividends, Six Months	$.11	$.07	$.07	$.12

DWS LifeCompass 2020 Fund
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	5.94%	6.81%	2.21%	6.55%
Adjusted for the Maximum Sales Charge (max 5.75% load)	-0.15%	0.67%	1.01%	5.92%
S&P Target Date 2020 Index†	6.76%	7.89%	4.48%	7.65%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.76%	0.44%	5.85%
Adjusted for the Maximum Sales Charge (max 5.75% load)		5.33%	-0.75%	5.22%
S&P Target Date 2020 Index†		11.48%	2.70%	7.03%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	5.58%	6.22%	1.49%	5.77%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	1.58%	3.22%	1.30%	5.77%
S&P Target Date 2020 Index†	6.76%	7.89%	4.48%	7.65%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.08%	-0.30%	5.07%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		8.08%	-0.49%	5.07%
S&P Target Date 2020 Index†		11.48%	2.70%	7.03%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	5.55%	6.03%	1.45%	5.76%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.55%	6.03%	1.45%	5.76%
S&P Target Date 2020 Index†	6.76%	7.89%	4.48%	7.65%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		11.05%	-0.30%	5.07%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		11.05%	-0.30%	5.07%
S&P Target Date 2020 Index†		11.48%	2.70%	7.03%

DWS LifeCompass 2020 Fund
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/13
No Sales Charges	6.13%	7.08%	2.47%	6.82%
S&P Target Date 2020 Index†	6.76%	7.89%	4.48%	7.65%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
No Sales Charges		12.05%	0.69%	6.11%
S&P Target Date 2020 Index†		11.48%	2.70%	7.03%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.27%, 1.87%, 1.97% and 1.06% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2020 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
2/28/13	$14.03	$13.96	$13.96	$14.04
8/31/12	$13.50	$13.39	$13.38	$13.52
Distribution Information as of 2/28/13
Income Dividends, Six Months	$.26	$.17	$.16	$.30

DWS LifeCompass 2030 Fund
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	7.32%	7.43%	2.00%	4.07%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.15%	1.25%	0.80%	3.34%
S&P Target Date 2030 Index†	8.37%	9.11%	4.25%	5.78%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.24%	-0.25%	3.69%
Adjusted for the Maximum Sales Charge (max 5.75% load)		6.73%	-1.42%	2.94%
S&P Target Date 2030 Index†		13.43%	2.00%	5.40%
Class B	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	6.94%	6.61%	1.25%	3.30%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	2.94%	3.61%	1.07%	3.30%
S&P Target Date 2030 Index†	8.37%	9.11%	4.25%	5.78%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		12.47%	-0.96%	2.93%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		9.47%	-1.14%	2.93%
S&P Target Date 2030 Index†		13.43%	2.00%	5.40%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	6.83%	6.61%	1.23%	3.29%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.83%	6.61%	1.23%	3.29%
S&P Target Date 2030 Index†	8.37%	9.11%	4.25%	5.78%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		12.36%	-0.98%	2.92%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		12.36%	-0.98%	2.92%
S&P Target Date 2030 Index†		13.43%	2.00%	5.40%

DWS LifeCompass 2030 Fund
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/13
No Sales Charges	7.38%	7.60%	2.24%	4.32%
S&P Target Date 2030 Index†	8.37%	9.11%	4.25%	5.78%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
No Sales Charges		13.41%	-0.01%	3.94%
S&P Target Date 2030 Index†		13.43%	2.00%	5.40%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.48%, 2.23%, 2.16% and 1.23% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. The performance shown for each index is for the time period of October 31, 2004 through February 28, 2013 (through December 31, 2012 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S
Net Asset Value
2/28/13	$10.25	$10.25	$10.24	$10.25
8/31/12	$9.71	$9.67	$9.67	$9.72
Distribution Information as of 2/28/13
Income Dividends, Six Months	$.16	$.09	$.09	$.19

DWS LifeCompass 2040 Fund
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	8.27%	7.62%	1.82%	0.42%
Adjusted for the Maximum Sales Charge (max 5.75% load)	2.04%	1.43%	0.62%	-0.70%
S&P Target Date 2040 Index†	9.39%	9.98%	4.01%	2.01%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		13.58%	-0.55%	-0.38%
Adjusted for the Maximum Sales Charge (max 5.75% load)		7.04%	-1.72%	-1.53%
S&P Target Date 2040 Index†		14.69%	1.48%	1.22%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/13
Unadjusted for Sales Charge	7.71%	6.80%	1.03%	-0.33%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.71%	6.80%	1.03%	-0.33%
S&P Target Date 2040 Index†	9.39%	9.98%	4.01%	2.01%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge		12.84%	-1.27%	-1.11%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		12.84%	-1.27%	-1.11%
S&P Target Date 2040 Index†		14.69%	1.48%	1.22%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 2/28/13
No Sales Charges	8.27%	7.88%	2.08%	0.69%
S&P Target Date 2040 Index†	9.39%	9.98%	4.01%	2.01%
Average Annual Total Returns as of 12/31/12 (most recent calendar quarter end)
No Sales Charges		14.00%	-0.25%	-0.11%
S&P Target Date 2040 Index†		14.69%	1.48%	1.22%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2012 are 1.62%, 2.44% and 1.37% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

DWS LifeCompass 2040 Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. The performance shown for each index is for the time period of November 30, 2007 through February 28, 2013 (through December 31, 2012 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class S
Net Asset Value
2/28/13	$8.75	$8.74	$8.75
8/31/12	$8.26	$8.23	$8.29
Distribution Information as of 2/28/13
Income Dividends, Six Months	$.12	$.06	$.14
Capital Gain Distributions	$.06	$.06	$.06

Portfolio Management Team

Subadvisor

QS Investors, LLC ("QS Investors"), New York, New York, is the subadvisor for the fund. QS Investors manages and advises assets on behalf of institutional clients and retail funds, providing global expertise in research, portfolio management and quantitative analysis.

Portfolio Management Team

Robert Wang, Head of Portfolio Management and Trading, QS Investors

Began managing the Target Date Series in 2002.

• Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

• BS, The Wharton School, University of Pennsylvania.

Ellen Tesler, Portfolio Manager, QS Investors

Began managing the Target Date Series in 2012.

• Member of the QS Investors portfolio management and trading group.

• Formerly at DB Advisors (2000-2010). Prior to joining DB Advisors, one year as an analyst at Lord Abbett and Company.

• BBA and MBA, Pace University.

Portfolio Summaries (Unaudited)

Investment Portfolios as of February 28, 2013 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 34.0%
DWS Capital Growth Fund "Institutional" (a)	39,675	2,474,136
DWS Core Equity Fund "Institutional" (a)	214,627	4,234,581
DWS Diversified International Equity Fund "Institutional" (a)	116,413	826,532
DWS EAFE Equity Index Fund "Institutional" (a)	287,765	3,669,003
DWS Emerging Markets Equity Fund "Institutional" (a)	73,179	1,195,019
DWS Equity 500 Index Fund "Institutional" (a)	56,835	9,777,867
DWS Equity Dividend Fund "Institutional" (a)	26,067	958,487
DWS International Fund "Institutional" (a)	20,918	899,266
DWS Mid Cap Value Fund "Institutional" (a)	54,958	724,342
DWS Small Cap Core Fund "S" (a)	63,382	1,335,449
DWS Small Cap Growth Fund "Institutional"* (a)	23,458	624,684
DWS Small Cap Value Fund "Institutional" (a)	6,756	267,418
Total Equity — Equity Funds (Cost $23,674,332)		26,986,784

Equity — Exchange-Traded Funds 1.6%
iShares MSCI Canada Index Fund	15,828	446,666
SPDR Barclays Capital Convertible Securities Fund	19,138	795,950
Total Exchange-Traded Funds (Cost $1,082,436)		1,242,616

Fixed Income — Bond Funds 62.7%
DWS Core Fixed Income Fund "Institutional" (a)	1,663,443	16,734,236
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	245,690	796,035
DWS Enhanced Global Bond Fund "S" (a)	776,778	7,961,974
DWS Floating Rate Fund "Institutional" (a)	84,135	796,755
DWS Global High Income Fund "Institutional" (a)	110,965	794,508
DWS Global Inflation Fund "Institutional" (a)	364,299	3,985,432
DWS High Income Fund "Institutional" (a)	400,623	1,991,096
DWS U.S. Bond Index Fund "Institutional" (a)	1,549,261	16,778,495
Total Fixed Income — Bond Funds (Cost $50,359,455)		49,838,531

Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $779,158)	81,544	795,057

Fixed Income — Money Market Fund 0.3%
Central Cash Management Fund, 0.12% (a) (b) (Cost $281,235)	281,235	281,235

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $76,176,616)†	99.6	79,144,223
Other Assets and Liabilities, Net	0.4	334,552
Net Assets	100.0	79,478,775

* Non-income producing security.

† The cost for federal income tax purposes was $76,643,212. At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $2,501,011. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,814,299 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,313,288.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

During the six months ended February 28, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $12,946,209 and $19,510,809, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $3,606,306, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$26,986,784	$—	$—	$26,986,784
Exchange-Traded Funds	1,242,616	—	—	1,242,616
Bond Funds	49,838,531	—	—	49,838,531
Market Neutral Fund	795,057	—	—	795,057
Money Market Funds	281,235	—	—	281,235
Total	$79,144,223	$—	$—	$79,144,223

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.

DWS LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 45.2%
DWS Capital Growth Fund "Institutional" (a)	108,031	6,736,838
DWS Core Equity Fund "Institutional" (a)	364,287	7,187,384
DWS Diversified International Equity Fund "Institutional" (a)	136,478	968,994
DWS EAFE Equity Index Fund "Institutional" (a)	622,473	7,936,532
DWS Emerging Markets Equity Fund "Institutional" (a)	128,044	2,090,962
DWS Equity 500 Index Fund "Institutional" (a)	85,037	14,629,797
DWS Equity Dividend Fund "Institutional" (a)	54,769	2,013,843
DWS International Fund "Institutional" (a)	27,616	1,187,202
DWS Small Cap Core Fund "S" (a)	140,517	2,960,685
DWS Technology Fund "Institutional"* (a)	15,225	238,583
DWS World Dividend Fund "Institutional" (a)	50,434	1,265,895
Total Equity — Equity Funds (Cost $40,266,312)		47,216,715

Equity — Exchange-Traded Funds 3.0%
iShares MSCI Canada Index Fund	17,145	483,832
SPDR Barclays Capital Convertible Securities Fund	33,506	1,393,514
Vanguard FTSE All World ex-U.S. Small-Cap Fund	12,999	1,214,367
Total Equity — Exchange-Traded Funds (Cost $2,743,426)		3,091,713

Fixed Income — Bond Funds 48.7%
DWS Core Fixed Income Fund "Institutional" (a)	1,586,371	15,958,895
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	323,076	1,046,766
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	92,550	1,046,741
DWS Enhanced Global Bond Fund "S" (a)	970,414	9,946,747
DWS Floating Rate Fund "Institutional" (a)	110,591	1,047,293
DWS Global High Income Fund "Institutional" (a)	146,064	1,045,820
DWS Global Inflation Fund "Institutional" (a)	254,864	2,788,215
DWS High Income Fund "Institutional" (a)	420,561	2,090,187
DWS U.S. Bond Index Fund "Institutional" (a)	1,476,988	15,995,775
Total Fixed Income — Bond Funds (Cost $50,589,200)		50,966,439

Fixed Income — Exchange-Traded Fund 1.0%
WisdomTree Emerging Markets Local Debt Fund (Cost $980,251)	19,674	1,042,132

Market Neutral Fund 1.2%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $1,281,312)	134,090	1,307,375

Fixed Income — Money Market Fund 0.6%
Central Cash Management Fund, 0.12% (a) (b) (Cost $606,378)	606,378	606,378

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $96,466,879)†	99.7	104,230,752
Other Assets and Liabilities, Net	0.3	300,997
Net Assets	100.0	104,531,749

* Non-income producing security.

† The cost for federal income tax purposes was $97,457,240. At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $6,773,512. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,114,622 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,341,110.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

During the six months ended February 28, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $23,994,513 and $56,074,903, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $831,031 and $11,478,001, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$47,216,715	$—	$—	$47,216,715
Exchange-Traded Funds (c)	4,133,845	—	—	4,133,845
Bond Funds	50,966,439	—	—	50,966,439
Market Neutral Fund	1,307,375	—	—	1,307,375
Money Market Funds	606,378	—	—	606,378
Total	$104,230,752	$—	$—	$104,230,752

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.

(c) See Investment Portfolio for additional detailed categorizations.

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 55.1%
DWS Capital Growth Fund "Institutional" (a)	120,680	7,525,623
DWS Core Equity Fund "Institutional" (a)	804,127	15,865,426
DWS Diversified International Equity Fund "Institutional" (a)	663,647	4,711,896
DWS EAFE Equity Index Fund "Institutional" (a)	1,139,363	14,526,884
DWS Emerging Markets Equity Fund "Institutional" (a)	335,239	5,474,457
DWS Equity 500 Index Fund "Institutional" (a)	183,962	31,648,793
DWS Equity Dividend Fund "Institutional" (a)	111,753	4,109,141
DWS Global Growth Fund "Institutional" (a)	82,453	2,000,311
DWS Global Small Cap Growth Fund "Institutional" (a)	7,580	308,259
DWS International Fund "Institutional" (a)	48,479	2,084,113
DWS Large Cap Focus Growth Fund "Institutional" (a)	44,338	1,520,792
DWS Large Cap Value Fund "Institutional" (a)	103,710	2,036,865
DWS Small Cap Core Fund "S" (a)	236,472	4,982,463
DWS Small Cap Growth Fund "Institutional"* (a)	29,376	782,286
DWS Small Cap Value Fund "Institutional" (a)	17,759	702,920
DWS Technology Fund "Institutional"* (a)	125,057	1,959,645
Total Equity — Equity Funds (Cost $87,840,968)		100,239,874

Equity — Exchange-Traded Funds 3.8%
iShares MSCI Canada Index Fund	50,743	1,431,967
SPDR Barclays Capital Convertible Securities Fund	80,433	3,345,209
Vanguard FTSE All World ex-U.S. Small-Cap Fund	22,583	2,109,704
Total Equity — Exchange-Traded Funds (Cost $6,376,014)		6,886,880

Fixed Income — Bond Funds 39.4%
DWS Core Fixed Income Fund "Institutional" (a)	2,177,662	21,907,280
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	562,192	1,821,502
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	161,815	1,830,125
DWS Enhanced Global Bond Fund "S" (a)	1,333,265	13,665,967
DWS Floating Rate Fund "Institutional" (a)	192,715	1,825,008
DWS Global High Income Fund "Institutional" (a)	254,515	1,822,324
DWS Global Inflation Fund "Institutional" (a)	407,740	4,460,670
DWS High Income Fund "Institutional" (a)	488,114	2,425,927
DWS U.S. Bond Index Fund "Institutional" (a)	2,026,180	21,943,530
Total Fixed Income — Bond Funds (Cost $71,602,386)		71,702,333

Market Neutral Fund 1.2%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $2,085,626)	218,167	2,127,126

Fixed Income — Money Market Fund 0.4%
Central Cash Management Fund, 0.12% (a) (b) (Cost $780,147)	780,147	780,147

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $168,685,141)†	99.9	181,736,360
Other Assets and Liabilities, Net	0.1	187,723
Net Assets	100.0	181,924,083

* Non-income producing security.

† The cost for federal income tax purposes was $169,971,919. At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $11,764,441. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,748,506 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,984,065.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

During the six months ended February 28, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $37,066,853 and $51,338,159, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $335,854 and $14,956,131, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$100,239,874	$—	$—	$100,239,874
Exchange-Traded Funds	6,886,880	—	—	6,886,880
Bond Funds	71,702,333	—	—	71,702,333
Market Neutral Fund	2,127,126	—	—	2,127,126
Money Market Funds	780,147	—	—	780,147
Total	$181,736,360	$—	$—	$181,736,360

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.

DWS LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 72.9%
DWS Capital Growth Fund "Institutional" (a)	83,659	5,216,947
DWS Core Equity Fund "Institutional" (a)	299,108	5,901,404
DWS Diversified International Equity Fund "Institutional" (a)	204,660	1,453,083
DWS EAFE Equity Index Fund "Institutional" (a)	558,656	7,122,867
DWS Emerging Markets Equity Fund "Institutional" (a)	138,199	2,256,794
DWS Equity 500 Index Fund "Institutional" (a)	88,900	15,294,330
DWS Equity Dividend Fund "Institutional" (a)	44,497	1,636,145
DWS Global Growth Fund "Institutional" (a)	16,139	391,544
DWS Global Small Cap Growth Fund "Institutional" (a)	2,710	110,207
DWS International Fund "Institutional" (a)	17,160	737,703
DWS Large Cap Value Fund "Institutional" (a)	58,847	1,155,763
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	87,196	725,470
DWS Small Cap Core Fund "S" (a)	136,024	2,866,035
DWS Small Cap Growth Fund "Institutional"* (a)	3,097	82,461
DWS Small Cap Value Fund "Institutional" (a)	2,184	86,450
DWS Technology Fund "Institutional"* (a)	46,044	721,503
DWS World Dividend Fund "Institutional" (a)	44,388	1,114,133
Total Equity — Equity Funds (Cost $40,890,685)		46,872,839

Equity — Exchange-Traded Funds 3.5%
iShares MSCI Canada Index Fund	15,207	429,142
SPDR Barclays Capital Convertible Securities Fund	25,437	1,057,925
Vanguard FTSE All World ex-U.S. Small-Cap Fund	7,941	741,848
Total Equity — Exchange-Traded Funds (Cost $2,020,450)		2,228,915

Fixed Income — Bond Funds 22.0%
DWS Core Fixed Income Fund "Institutional" (a)	488,014	4,909,419
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	198,551	643,305
DWS Enhanced Global Bond Fund "S" (a)	204,895	2,100,175
DWS Global Inflation Fund "Institutional" (a)	58,842	643,735
DWS High Income Fund "Institutional" (a)	194,898	968,642
DWS U.S. Bond Index Fund "Institutional" (a)	453,913	4,915,878
Total Fixed Income — Bond Funds (Cost $14,192,834)		14,181,154

Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $630,862)	66,086	644,342

Fixed Income — Money Market Fund 1.8%
Central Cash Management Fund, 0.12% (a) (b) (Cost $1,196,811)	1,196,811	1,196,811

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $58,931,642)†	101.2	65,124,061
Other Assets and Liabilities, Net	(1.2)	(798,701)
Net Assets	100.0	64,325,360

* Non-income producing security.

† The cost for federal income tax purposes was $59,448,721. At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $5,675,340. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,615,856 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $940,516.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

During the six months ended February 28, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $19,099,616 and $19,847,266, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $330,721 and $6,360,714, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$46,872,839	$—	$—	$46,872,839
Exchange-Traded Funds	2,228,915	—	—	2,228,915
Bond Funds	14,181,154	—	—	14,181,154
Market Neutral Fund	644,342	—	—	644,342
Money Market Funds	1,196,811	—	—	1,196,811
Total	$65,124,061	$—	$—	$65,124,061

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.

DWS LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 83.7%
DWS Capital Growth Fund "Institutional" (a)	57,603	3,592,093
DWS Core Equity Fund "Institutional" (a)	193,539	3,818,526
DWS Diversified International Equity Fund "Institutional" (a)	123,518	876,980
DWS EAFE Equity Index Fund "Institutional" (a)	301,620	3,845,658
DWS Emerging Markets Equity Fund "Institutional" (a)	90,346	1,475,348
DWS Equity 500 Index Fund "Institutional" (a)	42,542	7,318,984
DWS Equity Dividend Fund "Institutional" (a)	28,002	1,029,622
DWS Global Growth Fund "Institutional" (a)	13,037	316,276
DWS International Fund "Institutional" (a)	13,705	589,187
DWS Large Cap Value Fund "Institutional" (a)	41,005	805,343
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	1,827	15,201
DWS Small Cap Core Fund "S" (a)	86,131	1,814,788
DWS Technology Fund "Institutional"* (a)	30,219	473,527
DWS World Dividend Fund "Institutional" (a)	53,794	1,350,225
Total Equity — Equity Funds (Cost $22,546,419)		27,321,758

Equity — Exchange-Traded Funds 3.6%
iShares MSCI Canada Index Fund	7,340	207,135
SPDR Barclays Capital Convertible Securities Fund	13,145	546,701
Vanguard FTSE All World ex-U.S. Small-Cap Fund	4,351	406,470
Total Equity — Exchange-Traded Funds (Cost $1,026,984)		1,160,306

Fixed Income — Bond Funds 11.2%
DWS Core Fixed Income Fund "Institutional" (a)	100,036	1,006,365
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	100,429	325,390
DWS Enhanced Global Bond Fund "S" (a)	62,978	645,520
DWS Global Inflation Fund "Institutional" (a)	30,021	328,428
DWS High Income Fund "Institutional" (a)	65,753	326,794
DWS U.S. Bond Index Fund "Institutional" (a)	93,433	1,011,881
Total Fixed Income — Bond Funds (Cost $3,655,316)		3,644,378

Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $318,653)	33,393	325,578

Fixed Income — Money Market Fund 1.5%
Central Cash Management Fund, 0.12% (a) (b) (Cost $498,335)	498,335	498,335

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,045,707)†	101.0	32,950,355
Other Assets and Liabilities, Net	(1.0)	(313,855)
Net Assets	100.0	32,636,500

* Non-income producing.

† The cost for federal income tax purposes was $28,360,075. At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $4,590,280. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,942,606 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $352,326.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

During the six months ended February 28, 2013, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $12,576,591 and $18,722,362, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $225,518 and $3,526,653, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$27,321,758	$—	$—	$27,321,758
Exchange-Traded Funds	1,160,306	—	—	1,160,306
Bond Funds	3,644,378	—	—	3,644,378
Market Neutral Fund	325,578	—	—	325,578
Money Market Funds	498,335	—	—	498,335
Total	$32,950,355	$—	$—	$32,950,355

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of February 28, 2013 (Unaudited)
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $75,094,180, $92,743,202 and $162,309,127)	$77,901,607	$100,096,907	$174,849,480
Investments in non-affiliated Underlying Funds, at value (cost $1,082,436, $3,723,677 and $6,376,014)	1,242,616	4,133,845	6,886,880
Total investments in securities, at value (cost $76,176,616, $96,466,879 and $168,685,141)	79,144,223	104,230,752	181,736,360
Receivable for investments sold	4,053,657	27,546,265	16,092,410
Receivable for Fund shares sold	2,727	8,621	104,520
Dividends receivable	24,631	28,545	29,799
Interest receivable	50	60	94
Due from Advisor	367	6,423	9,761
Other assets	34,841	32,729	28,552
Total assets	83,260,496	131,853,395	198,001,496
Liabilities
Payable for Fund shares redeemed	3,725,318	27,232,024	15,952,377
Accrued Trustees' fees	1,602	2,942	2,633
Other accrued expenses and payables	54,801	86,680	122,403
Total liabilities	3,781,721	27,321,646	16,077,413
Net assets, at value	$79,478,775	$104,531,749	$181,924,083
Net Assets Consist of
Undistributed net investment income	666,174	821,401	1,667,138
Net unrealized appreciation (depreciation) on investments	2,967,607	7,763,873	13,051,219
Accumulated net realized gain (loss)	(12,790,807)	(41,233,527)	(29,465,895)
Paid-in capital	88,635,801	137,180,002	196,671,621
Net assets, at value	$79,478,775	$104,531,749	$181,924,083

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2013 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$25,636,677	$50,822,534	$74,551,010
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,148,275	4,374,072	5,313,935
Net Asset Value and redemption price per share	$11.93	$11.62	$14.03
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$12.66	$12.33	$14.89
Class B Net assets applicable to shares outstanding	$480,018	$1,071,355	$2,136,068
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	40,219	92,300	153,057
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.94	$11.61	$13.96
Class C Net assets applicable to shares outstanding	$4,725,717	$10,431,379	$13,380,552
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	396,256	899,023	958,595
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.93	$11.60	$13.96
Class S Net assets applicable to shares outstanding	$48,636,363	$42,206,481	$91,856,453
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,076,714	3,636,894	6,544,463
Net Asset Value, offering and redemption price per share	$11.93	$11.61	$14.04

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2013 (Unaudited) (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $56,911,192 and $27,018,723)	$62,895,146	$31,790,049
Investments in non-affiliated Underlying Funds, at value (cost $2,020,450 and $1,026,984)	2,228,915	1,160,306
Total investments in securities, at value (cost $58,931,642 and $28,045,707)	65,124,061	32,950,355
Receivable for investments sold	6,198,029	10,831,544
Receivable for Fund shares sold	22,367	3,904
Dividends receivable	2,433	1,357
Interest receivable	84	39
Due from Advisor	2,570	5,532
Other assets	26,039	19,943
Total assets	71,375,583	43,812,674
Liabilities
Payable for Fund shares redeemed	6,996,233	11,141,573
Accrued Trustees' fees	1,483	1,370
Other accrued expenses and payables	52,507	33,231
Total liabilities	7,050,223	11,176,174
Net assets, at value	$64,325,360	$32,636,500
Net Assets Consist of
Undistributed net investment income	194,891	23,110
Net unrealized appreciation (depreciation) on investments	6,192,419	4,904,648
Accumulated net realized gain (loss)	(1,515,410)	1,585,750
Paid-in capital	59,453,460	26,122,992
Net assets, at value	$64,325,360	$32,636,500

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2013 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$41,393,153	$21,516,896
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,039,199	2,460,479
Net Asset Value and redemption price per share	$10.25	$8.75
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$10.88	$9.28
Class B Net assets applicable to shares outstanding	$706,803	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	68,948	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$10.25	—
Class C Net assets applicable to shares outstanding	$4,701,288	$261,326
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	458,895	29,910
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$10.24	$8.74
Class S Net assets applicable to shares outstanding	$17,524,116	$10,858,278
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,710,406	1,240,393
Net Asset Value, offering and redemption price per share	$10.25	$8.75

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the six months ended February 28, 2013 (Unaudited)
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$1,147,583	$1,799,166	$2,575,560
Dividends	51,689	231,081	317,059
Total income	1,199,272	2,030,247	2,892,619
Expenses: Administration fee	42,156	68,519	99,198
Services to shareholders	70,605	143,629	221,148
Distribution and service fees	60,004	125,440	173,310
Custodian fee	7,232	7,055	7,187
Audit and tax fees	22,082	22,141	22,106
Legal fees	7,356	7,510	5,620
Reports to shareholders	10,565	10,693	17,579
Registration fees	18,966	21,326	26,416
Trustees' fees and expenses	1,475	2,849	4,847
Other	3,387	3,934	4,236
Total expenses before expense reductions	243,828	413,096	581,647
Expense reductions	(82,659)	(127,797)	(176,909)
Total expenses after expense reductions	161,169	285,299	404,738
Net investment income	1,038,103	1,744,948	2,487,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	518,688	939,764	1,570,732
Sale of non-affiliated Underlying Funds	156,943	183,985	871,243
Capital gain distributions from affiliated Underlying Funds	515,192	631,250	807,945
Capital gain distributions from non-affiliated Underlying Funds	—	3,961	—
	1,190,823	1,758,960	3,249,920
Change in net unrealized appreciation (depreciation) on investments	1,266,022	3,620,249	5,919,586
Net gain (loss)	2,456,845	5,379,209	9,169,506
Net increase (decrease) in net assets resulting from operations	$3,494,948	$7,124,157	$11,657,387

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2013 (Unaudited) (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$940,749	$575,764
Dividends	101,425	57,263
Total income	1,042,174	633,027
Expenses: Administration fee	34,831	20,871
Services to shareholders	77,163	46,961
Distribution and service fees	77,742	27,908
Custodian fee	5,661	5,568
Audit and tax fees	22,186	21,413
Legal fees	6,165	5,785
Reports to shareholders	8,740	6,832
Registration fees	23,141	18,603
Trustees' fees and expenses	2,094	1,539
Other	2,900	2,586
Total expenses before expense reductions	260,623	158,066
Expense reductions	(101,434)	(82,449)
Total expenses after expense reductions	159,189	75,617
Net investment income	882,985	557,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	1,750,609	1,526,716
Sale of non-affiliated Underlying Funds	519,906	315,146
Capital gain distributions from affiliated Underlying Funds	189,427	61,559
	2,459,942	1,903,421
Change in net unrealized appreciation (depreciation) on investments	1,678,064	908,603
Net gain (loss)	4,138,006	2,812,024
Net increase (decrease) in net assets resulting from operations	$5,020,991	$3,369,434

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations: Net investment income	$1,038,103	$1,796,658
Net realized gain (loss)	1,190,823	3,126,882
Change in net unrealized appreciation (depreciation)	1,266,022	680,690
Net increase (decrease) in net assets resulting from operations	3,494,948	5,604,230
Distributions to shareholders from: Net investment income: Class A	(276,125)	(489,850)
Class B	(3,590)	(12,122)
Class C	(31,333)	(67,176)
Class S	(597,475)	(1,209,417)
Total distributions	(908,523)	(1,778,565)
Fund share transactions: Proceeds from shares sold	3,394,649	21,387,872
Reinvestment of distributions	856,199	1,669,497
Payments for shares redeemed	(15,161,472)	(27,513,642)
Net increase (decrease) in net assets from Fund share transactions	(10,910,624)	(4,456,273)
Increase (decrease) in net assets	(8,324,199)	(630,608)
Net assets at beginning of period	87,802,974	88,433,582
Net assets at end of period (including undistributed net investment income of $666,174 and $536,594, respectively)	$79,478,775	$87,802,974

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations: Net investment income	$1,744,948	$2,709,901
Net realized gain (loss)	1,758,960	7,130,138
Change in net unrealized appreciation (depreciation)	3,620,249	667,092
Net increase (decrease) in net assets resulting from operations	7,124,157	10,507,131
Distributions to shareholders from: Net investment income: Class A	(533,710)	(1,197,809)
Class B	(7,501)	(27,607)
Class C	(61,148)	(146,265)
Class S	(777,212)	(1,581,986)
Total distributions	(1,379,571)	(2,953,667)
Fund share transactions: Proceeds from shares sold	7,083,163	21,387,569
Reinvestment of distributions	1,355,118	2,895,880
Payments for shares redeemed	(51,615,578)	(38,894,054)
Net increase (decrease) in net assets from Fund share transactions	(43,177,297)	(14,610,605)
Increase (decrease) in net assets	(37,432,711)	(7,057,141)
Net assets at beginning of period	141,964,460	149,021,601
Net assets at end of period (including undistributed net investment income of $821,401 and $456,024, respectively)	$104,531,749	$141,964,460

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations: Net investment income	$2,487,881	$3,635,541
Net realized gain (loss)	3,249,920	9,350,944
Change in net unrealized appreciation (depreciation)	5,919,586	2,743,520
Net increase (decrease) in net assets resulting from operations	11,657,387	15,730,005
Distributions to shareholders from: Net investment income: Class A	(1,459,194)	(1,502,293)
Class B	(28,814)	(45,397)
Class C	(154,707)	(169,327)
Class S	(2,258,510)	(2,284,134)
Total distributions	(3,901,225)	(4,001,151)
Fund share transactions: Proceeds from shares sold	10,933,406	47,424,798
Reinvestment of distributions	3,814,271	3,911,051
Payments for shares redeemed	(42,304,924)	(68,411,756)
Net increase (decrease) in net assets from Fund share transactions	(27,557,247)	(17,075,907)
Increase (decrease) in net assets	(19,801,085)	(5,347,053)
Net assets at beginning of period	201,725,168	207,072,221
Net assets at end of period (including undistributed net investment income of $1,667,138 and $3,080,482, respectively)	$181,924,083	$201,725,168

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Years Ended August 31, 2012
Operations: Net investment income	$882,985	$898,048
Net realized gain (loss)	2,459,942	2,717,731
Change in net unrealized appreciation (depreciation)	1,678,064	1,383,611
Net increase (decrease) in net assets resulting from operations	5,020,991	4,999,390
Distributions to shareholders from: Net investment income: Class A	(690,169)	(559,338)
Class B	(6,214)	(8,276)
Class C	(40,054)	(30,766)
Class S	(424,344)	(330,616)
Total distributions	(1,160,781)	(928,996)
Fund share transactions: Proceeds from shares sold	9,916,338	20,589,069
Reinvestment of distributions	1,154,676	924,310
Payments for shares redeemed	(18,099,224)	(20,322,985)
Net increase (decrease) in net assets from Fund share transactions	(7,028,210)	1,190,394
Increase (decrease) in net assets	(3,168,000)	5,260,788
Net assets at beginning of period	67,493,360	62,232,572
Net assets at end of period (including undistributed net investment income of $194,891 and $472,687, respectively)	$64,325,360	$67,493,360

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations: Net investment income	$557,410	$490,192
Net realized gain (loss)	1,903,421	207,536
Change in net unrealized appreciation (depreciation)	908,603	2,088,450
Net increase (decrease) in net assets resulting from operations	3,369,434	2,786,178
Distributions to shareholders from: Net investment income: Class A	(314,923)	(258,932)
Class C	(1,747)	(1,209)
Class S	(332,082)	(239,720)
Net realized gains: Class A	(157,332)	(417,665)
Class C	(1,860)	(4,452)
Class S	(140,701)	(325,057)
Total distributions	(948,645)	(1,247,035)
Fund share transactions: Proceeds from shares sold	7,851,407	17,486,885
Reinvestment of distributions	948,565	1,247,035
Payments for shares redeemed	(18,500,578)	(11,637,070)
Net increase (decrease) in net assets from Fund share transactions	(9,700,606)	7,096,850
Increase (decrease) in net assets	(7,279,817)	8,635,993
Net assets at beginning of period	39,916,317	31,280,324
Net assets at end of period (including undistributed net investment income of $23,110 and $114,452, respectively)	$32,636,500	$39,916,317

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS LifeCompass Retirement Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.58		$11.06	$10.47	$10.08	$11.49	$12.51
Income (loss) from investment operations: Net investment incomea	.14		.22	.24	.25	.36	.40
Net realized and unrealized gain (loss)	.33		.52	.58	.42	(1.36)	(.98)
Total from investment operations	.47		.74	.82	.67	(1.00)	(.58)
Less distributions from: Net investment income	(.12)		(.22)	(.23)	(.28)	(.41)	(.44)
Net asset value, end of period	$11.93		$11.58	$11.06	$10.47	$10.08	$11.49
Total Return (%)b,c,d	4.08	**	6.79	7.81	6.67	(8.29)	(4.76)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		29	27	31	31	34
Ratio of expenses before expense reductions (%)e	.71	*	.74	.71	.74	.77	.69
Ratio of expenses after expense reductions (%)e	.49	*	.62	.62	.61	.52	.56
Ratio of net investment income (%)	2.35	*	1.99	2.12	2.39	3.84	3.24
Portfolio turnover rate (%)	15	**	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.58		$11.06	$10.47	$10.08	$11.49	$12.52
Income (loss) from investment operations: Net investment incomea	.09		.14	.15	.17	.29	.30
Net realized and unrealized gain (loss)	.35		.52	.58	.42	(1.36)	(.97)
Total from investment operations	.44		.66	.73	.59	(1.07)	(.67)
Less distributions from: Net investment income	(.08)		(.14)	(.14)	(.20)	(.34)	(.36)
Net asset value, end of period	$11.94		$11.58	$11.06	$10.47	$10.08	$11.49
Total Return (%)b,c,d	3.77	**	5.99	7.00	5.87	(8.99)	(5.46)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.5		1	1	2	3	6
Ratio of expenses before expense reductions (%)e	1.50	*	1.48	1.43	1.43	1.56	1.42
Ratio of expenses after expense reductions (%)e	1.24	*	1.37	1.37	1.36	1.27	1.31
Ratio of net investment income (%)	1.58	*	1.24	1.37	1.64	3.09	2.49
Portfolio turnover rate (%)	15	**	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.57		$11.05	$10.46	$10.07	$11.49	$12.52
Income (loss) from investment operations: Net investment incomea	.09		.14	.15	.17	.29	.31
Net realized and unrealized gain (loss)	.34		.52	.58	.42	(1.37)	(.98)
Total from investment operations	.43		.66	.73	.59	(1.08)	(.67)
Less distributions from: Net investment income	(.07)		(.14)	(.14)	(.20)	(.34)	(.36)
Net asset value, end of period	$11.93		$11.57	$11.05	$10.46	$10.07	$11.49
Total Return (%)b,c,d	3.77	**	6.00	7.01	5.88	(9.06)	(5.43)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5	6	7	8	13
Ratio of expenses before expense reductions (%)e	1.42	*	1.43	1.40	1.40	1.45	1.38
Ratio of expenses after expense reductions (%)e	1.24	*	1.37	1.37	1.36	1.27	1.29
Ratio of net investment income (%)	1.59	*	1.23	1.37	1.64	3.09	2.51
Portfolio turnover rate (%)	15	**	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.57		$11.06	$10.46	$10.08	$11.49	$12.51
Income (loss) from investment operations: Net investment incomea	.15		.25	.26	.28	.38	.43
Net realized and unrealized gain (loss)	.34		.51	.59	.41	(1.35)	(.98)
Total from investment operations	.49		.76	.85	.69	(.97)	(.55)
Less distributions from: Net investment income	(.13)		(.25)	(.25)	(.31)	(.44)	(.47)
Net asset value, end of period	$11.93		$11.57	$11.06	$10.46	$10.08	$11.49
Total Return (%)b,c	4.30	**	6.97	8.18	6.84	(8.04)	(4.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49		53	54	53	53	71
Ratio of expenses before expense reductions (%)d	.42	*	.45	.39	.42	.50	.44
Ratio of expenses after expense reductions (%)d	.24	*	.37	.37	.36	.27	.30
Ratio of net investment income (%)	2.61	*	2.20	2.37	2.64	4.09	3.50
Portfolio turnover rate (%)	15	**	53	37	53	41	48
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.14		$10.57	$9.70	$9.39	$11.12	$12.47
Income (loss) from investment operations: Net investment incomea	.14		.20	.20	.20	.26	.29
Net realized and unrealized gain (loss)	.45		.58	.85	.33	(1.68)	(1.20)
Total from investment operations	.59		.78	1.05	.53	(1.42)	(.91)
Less distributions from: Net investment income	(.11)		(.21)	(.18)	(.22)	(.31)	(.44)
Net asset value, end of period	$11.62		$11.14	$10.57	$9.70	$9.39	$11.12
Total Return (%)b,c,d	5.32	**	7.54	10.80	5.61	(12.46)	(7.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51		58	63	70	77	97
Ratio of expenses before expense reductions (%)e	.66	*	.66	.65	.65	.69	.64
Ratio of expenses after expense reductions (%)e	.48	*	.58	.58	.57	.48	.51
Ratio of net investment income (%)	2.48	*	1.83	1.88	2.02	3.05	2.37
Portfolio turnover rate (%)	19	**	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.13		$10.55	$9.69	$9.38	$11.11	$12.47
Income (loss) from investment operations: Net investment incomea	.10		.12	.12	.13	.20	.19
Net realized and unrealized gain (loss)	.45		.59	.84	.32	(1.69)	(1.19)
Total from investment operations	.55		.71	.96	.45	(1.49)	(1.00)
Less distributions from: Net investment income	(.07)		(.13)	(.10)	(.14)	(.24)	(.36)
Net asset value, end of period	$11.61		$11.13	$10.55	$9.69	$9.38	$11.11
Total Return (%)b,c,d	4.92	**	6.84	9.88	4.82	(13.14)	(8.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	3	7	10	17
Ratio of expenses before expense reductions (%)e	1.57	*	1.54	1.45	1.37	1.48	1.39
Ratio of expenses after expense reductions (%)e	1.23	*	1.33	1.33	1.32	1.23	1.26
Ratio of net investment income (%)	1.72	*	1.13	1.13	1.27	2.30	1.62
Portfolio turnover rate (%)	19	**	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.13		$10.55	$9.69	$9.38	$11.10	$12.47
Income (loss) from investment operations: Net investment incomea	.10		.12	.12	.13	.20	.20
Net realized and unrealized gain (loss)	.44		.59	.84	.32	(1.68)	(1.20)
Total from investment operations	.54		.71	.96	.45	(1.48)	(1.00)
Less distributions from: Net investment income	(.07)		(.13)	(.10)	(.14)	(.24)	(.37)
Net asset value, end of period	$11.60		$11.13	$10.55	$9.69	$9.38	$11.10
Total Return (%)b,c,d	4.83	**	6.84	9.89	4.83	(13.05)	(8.12)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		11	13	15	18	28
Ratio of expenses before expense reductions (%)e	1.36	*	1.38	1.36	1.34	1.41	1.33
Ratio of expenses after expense reductions (%)e	1.23	*	1.33	1.33	1.32	1.23	1.25
Ratio of net investment income (%)	1.71	*	1.10	1.13	1.28	2.30	1.63
Portfolio turnover rate (%)	19	**	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.13		$10.55	$9.69	$9.38	$11.11	$12.45
Income (loss) from investment operations: Net investment incomea	.15		.22	.23	.22	.28	.32
Net realized and unrealized gain (loss)	.45		.60	.84	.33	(1.68)	(1.19)
Total from investment operations	.60		.82	1.07	.55	(1.40)	(.87)
Less distributions from: Net investment income	(.12)		(.24)	(.21)	(.24)	(.33)	(.47)
Net asset value, end of period	$11.61		$11.13	$10.55	$9.69	$9.38	$11.11
Total Return (%)b,c	5.37	**	7.92	10.98	5.89	(12.25)	(7.10)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42		71	70	73	71	100
Ratio of expenses before expense reductions (%)d	.43	*	.44	.42	.41	.46	.41
Ratio of expenses after expense reductions (%)d	.23	*	.33	.33	.32	.23	.26
Ratio of net investment income (%)	2.74	*	2.07	2.13	2.27	3.30	2.62
Portfolio turnover rate (%)	19	**	39	31	51	32	29
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$13.50		$12.74	$11.56	$11.21		$13.66	$15.47
Income (loss) from investment operations: Net investment incomea	.17		.22	.22	.21		.27	.29
Net realized and unrealized gain (loss)	.62		.78	1.18	.36		(2.27)	(1.55)
Total from investment operations	.79		1.00	1.40	.57		(2.00)	(1.26)
Less distributions from: Net investment income	(.26)		(.24)	(.22)	(.23)		(.37)	(.55)
Net realized gains	—		—	—	—		(.08)	—
Total distributions	(.26)		(.24)	(.22)	(.23)		(.45)	(.55)
Increase from regulatory settlements	—		—	—	.01	f	—	—
Net asset value, end of period	$14.03		$13.50	$12.74	$11.56		$11.21	$13.66
Total Return (%)b,c,d	5.94	**	8.01	12.08	5.10	f	(14.08)	(8.48)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75		80	79	80		77	85
Ratio of expenses before expense reductions (%)e	.66	*	.63	.68	.67		.71	.66
Ratio of expenses after expense reductions (%)e	.48	*	.59	.59	.58		.49	.52
Ratio of net investment income (%)	1.21	**	1.69	1.70	1.82		2.63	1.96
Portfolio turnover rate (%)	19	**	45	26	50		32	31
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$13.39		$12.62	$11.45		$11.11		$13.53		$15.32
Income (loss) from investment operations: Net investment incomea	.11		.14	.13		.13		.19		.18
Net realized and unrealized gain (loss)	.63		.77	1.16		.34		(2.24)		(1.54)
Total from investment operations	.74		.91	1.29		.47		(2.05)		(1.36)
Less distributions from: Net investment income	(.17)		(.14)	(.12)		(.14)		(.29)		(.43)
Net realized gains	—		—	—		—		(.08)		—
Total distributions	(.17)		(.14)	(.12)		(.14)		(.37)		(.43)
Increase from regulatory settlements	—		—	—		.01	f	—		—
Net asset value, end of period	$13.96		$13.39	$12.62		$11.45		$11.11		$13.53
Total Return (%)b,d	5.58	c**	7.34	11.24	c	4.24	c,f	(14.69	)c	(9.15	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3	5		10		14		22
Ratio of expenses before expense reductions (%)e	1.42	*	1.23	1.54		1.39		1.47		1.42
Ratio of expenses after expense reductions (%)e	1.23	*	1.23	1.34		1.33		1.24		1.28
Ratio of net investment income (%)	.83	**	1.07	.95		1.07		1.88		1.20
Portfolio turnover rate (%)	19	**	45	26		50		32		31
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$13.38		$12.63	$11.45		$11.11		$13.54		$15.32
Income (loss) from investment operations: Net investment incomea	.11		.12	.13		.13		.19		.18
Net realized and unrealized gain (loss)	.63		.77	1.17		.34		(2.25)		(1.52)
Total from investment operations	.74		.89	1.30		.47		(2.06)		(1.34)
Less distributions from: Net investment income	(.16)		(.14)	(.12)		(.14)		(.29)		(.44)
Net realized gains	—		—	—		—		(.08)		—
Total distributions	(.16)		(.14)	(.12)		(.14)		(.37)		(.44)
Increase from regulatory settlements	—		—	—		.01	f	—		—
Net asset value, end of period	$13.96		$13.38	$12.63		$11.45		$11.11		$13.54
Total Return (%)b,d	5.55	c**	7.17	11.33	c	4.24	c,f	(14.74	)c	(9.05	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		14	16		18		21		30
Ratio of expenses before expense reductions (%)e	1.36	*	1.33	1.40		1.37		1.44		1.38
Ratio of expenses after expense reductions (%)e	1.23	*	1.33	1.34		1.33		1.24		1.27
Ratio of net investment income (%)	.84	**	.95	.95		1.07		1.88		1.21
Portfolio turnover rate (%)	19	**	45	26		50		32		31
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$13.52		$12.77	$11.58	$11.23		$13.69	$15.50
Income (loss) from investment operations: Net investment incomea	.18		.24	.25	.24		.29	.32
Net realized and unrealized gain (loss)	.64		.78	1.19	.36		(2.28)	(1.54)
Total from investment operations	.82		1.02	1.44	.60		(1.99)	(1.22)
Less distributions from: Net investment income	(.30)		(.27)	(.25)	(.26)		(.39)	(.59)
Net realized gains	—		—	—	—		(.08)	—
Total distributions	(.30)		(.27)	(.25)	(.26)		(.47)	(.59)
Increase from regulatory settlements	—		—	—	.01	e	—	—
Net asset value, end of period	$14.04		$13.52	$12.77	$11.58		$11.23	$13.69
Total Return (%)b,c	6.13	**	8.19	12.43	5.36	e	(13.90)	(8.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92		105	107	96		96	129
Ratio of expenses before expense reductions (%)d	.42	*	.42	.42	.45		.51	.45
Ratio of expenses after expense reductions (%)d	.23	*	.34	.34	.33		.24	.28
Ratio of net investment income (%)	1.33	**	1.87	1.95	2.07		2.88	2.20
Portfolio turnover rate (%)	19	**	45	26	50		32	31
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.71		$9.10	$8.04	$7.87	$10.26	$12.27
Income (loss) from investment operations: Net investment incomea	.12		.13	.12	.11	.13	.14
Net realized and unrealized gain (loss)	.58		.61	1.04	.18	(1.94)	(1.32)
Total from investment operations	.70		.74	1.16	.29	(1.81)	(1.18)
Less distributions from: Net investment income	(.16)		(.13)	(.10)	(.12)	(.11)	(.38)
Net realized gains	—		—	—	—	(.47)	(.45)
Total distributions	(.16)		(.13)	(.10)	(.12)	(.58)	(.83)
Net asset value, end of period	$10.25		$9.71	$9.10	$8.04	$7.87	$10.26
Total Return (%)b,c,d	7.32	**	8.26	14.44	3.63	(16.57)	(10.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41		41	38	40	31	23
Ratio of expenses before expense reductions (%)e	.78	*	.80	.80	.85	1.17	.99
Ratio of expenses after expense reductions (%)e	.48	*	.58	.58	.55	.45	.47
Ratio of net investment income (%)	1.25	**	1.39	1.30	1.33	1.83	1.27
Portfolio turnover rate (%)	29	**	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class B
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.67		$9.06	$8.02	$7.84	$10.21	$12.21
Income (loss) from investment operations: Net investment incomea	.08		.06	.05	.05	.08	.06
Net realized and unrealized gain (loss)	.59		.61	1.02	.19	(1.92)	(1.33)
Total from investment operations	.67		.67	1.07	.24	(1.84)	(1.27)
Less distributions from: Net investment income	(.09)		(.06)	(.03)	(.06)	(.06)	(.28)
Net realized gains	—		—	—	—	(.47)	(.45)
Total distributions	(.09)		(.06)	(.03)	(.06)	(.53)	(.73)
Net asset value, end of period	$10.25		$9.67	$9.06	$8.02	$7.84	$10.21
Total Return (%)b,c,d	6.94	**	7.48	13.36	2.98	(17.11)	(11.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	2	2	3
Ratio of expenses before expense reductions (%)e	1.62	*	1.55	1.56	1.63	2.07	1.80
Ratio of expenses after expense reductions (%)e	1.23	*	1.33	1.33	1.30	1.20	1.22
Ratio of net investment income (%)	.81	**	.63	.55	.59	1.08	.51
Portfolio turnover rate (%)	29	**	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.67		$9.06	$8.01	$7.83	$10.21	$12.21
Income (loss) from investment operations: Net investment incomea	.09		.06	.05	.05	.08	.06
Net realized and unrealized gain (loss)	.57		.61	1.03	.19	(1.93)	(1.33)
Total from investment operations	.66		.67	1.08	.24	(1.85)	(1.27)
Less distributions from: Net investment income	(.09)		(.06)	(.03)	(.06)	(.06)	(.28)
Net realized gains	—		—	—	—	(.47)	(.45)
Total distributions	(.09)		(.06)	(.03)	(.06)	(.53)	(.73)
Net asset value, end of period	$10.24		$9.67	$9.06	$8.01	$7.83	$10.21
Total Return (%)b,c,d	6.83	**	7.48	13.50	2.99	(17.22)	(11.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5	5	5	6	8
Ratio of expenses before expense reductions (%)e	1.47	*	1.48	1.50	1.54	1.96	1.74
Ratio of expenses after expense reductions (%)e	1.23	*	1.33	1.33	1.30	1.20	1.23
Ratio of net investment income (%)	.87	**	.61	.55	.59	1.08	.51
Portfolio turnover rate (%)	29	**	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.72		$9.11	$8.05	$7.87	$10.27	$12.29
Income (loss) from investment operations: Net investment incomea	.14		.15	.15	.13	.15	.17
Net realized and unrealized gain (loss)	.58		.61	1.04	.19	(1.95)	(1.33)
Total from investment operations	.72		.76	1.19	.32	(1.80)	(1.16)
Less distributions from: Net investment income	(.19)		(.15)	(.13)	(.14)	(.13)	(.41)
Net realized gains	—		—	—	—	(.47)	(.45)
Total distributions	(.19)		(.15)	(.13)	(.14)	(.60)	(.86)
Net asset value, end of period	$10.25		$9.72	$9.11	$8.05	$7.87	$10.27
Total Return (%)b,c	7.38	**	8.52	14.72	4.02	(16.43)	(10.23)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		21	18	11	7	6
Ratio of expenses before expense reductions (%)d	.52	*	.55	.55	.59	.97	.77
Ratio of expenses after expense reductions (%)d	.23	*	.33	.33	.30	.20	.21
Ratio of net investment income (%)	1.37	**	1.58	1.55	1.58	2.08	1.52
Portfolio turnover rate (%)	29	**	46	32	44	40	30
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class A
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	Period Ended 8/31/08a
Selected Per Share Data
Net asset value, beginning of period	$8.26		$7.92	$7.14	$6.97	$8.77	$10.00
Income (loss) from investment operations: Net investment incomeb	.11		.10	.09	.08	.08	.06
Net realized and unrealized gain (loss)	.56		.51	.94	.17	(1.74)	(.96)
Total from investment operations	.67		.61	1.03	.25	(1.66)	(.90)
Less distributions from: Net investment income	(.12)		(.10)	(.09)	(.08)	(.05)	(.33)
Net realized gains	(.06)		(.17)	(.16)	—	(.09)	—
Total distributions	(.18)		(.27)	(.25)	(.08)	(.14)	(.33)
Net asset value, end of period	$8.75		$8.26	$7.92	$7.14	$6.97	$8.77
Total Return (%)c,d,e	8.27	**	8.04	14.34	3.58	(18.67)	(9.24	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22		22	17	17	9	2
Ratio of expenses before expense reductions (%)f	.87	*	.93	1.02	1.22	2.90	7.14	*
Ratio of expenses after expense reductions (%)f	.48	*	.55	.55	.54	.49	.49	*
Ratio of net investment income (%)	1.27	**	1.28	1.11	1.12	1.32	.86	*
Portfolio turnover rate (%)	32	**	38	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	Period Ended 8/31/08a
Selected Per Share Data
Net asset value, beginning of period	$8.23		$7.89	$7.11	$6.94	$8.73	$10.00
Income (loss) from investment operations: Net investment incomeb	.08		.04	.03	.03	.04	.01
Net realized and unrealized gain (loss)	.55		.52	.94	.17	(1.73)	(.96)
Total from investment operations	.63		.56	.97	.20	(1.69)	(.95)
Less distributions from: Net investment income	(.06)		(.05)	(.03)	(.03)	(.01)	(.32)
Net realized gains	(.06)		(.17)	(.16)	—	(.09)	—
Total distributions	(.12)		(.22)	(.19)	(.03)	(.10)	(.32)
Net asset value, end of period	$8.74		$8.23	$7.89	$7.11	$6.94	$8.73
Total Return (%)c,d,e	7.71	**	7.25	13.53	2.81	(19.43)	(9.54	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3		.2	.2	.2	.2	.3
Ratio of expenses before expense reductions (%)f	1.63	*	1.75	1.84	2.20	3.86	7.87	*
Ratio of expenses after expense reductions (%)f	1.22	*	1.30	1.30	1.28	1.24	1.24	*
Ratio of net investment income (%)	.96	**	.51	.36	.37	.57	.11	*
Portfolio turnover rate (%)	32	**	38	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
			Years Ended August 31,
	Six Months Ended 2/28/13 (Unaudited)		2012	2011	2010	2009	Period Ended 8/31/08a
Selected Per Share Data
Net asset value, beginning of period	$8.29		$7.94	$7.16	$6.99	$8.79	$10.00
Income (loss) from investment operations: Net investment incomeb	.12		.12	.11	.10	.10	.08
Net realized and unrealized gain (loss)	.54		.52	.94	.17	(1.74)	(.96)
Total from investment operations	.66		.64	1.05	.27	(1.64)	(.88)
Less distributions from: Net investment income	(.14)		(.12)	(.11)	(.10)	(.07)	(.33)
Net realized gains	(.06)		(.17)	(.16)	—	(.09)	—
Total distributions	(.20)		(.29)	(.27)	(.10)	(.16)	(.33)
Net asset value, end of period	$8.75		$8.29	$7.94	$7.16	$6.99	$8.79
Total Return (%)c,d	8.27	**	8.43	14.60	3.83	(18.32)	(9.11	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		18	14	8	4	2
Ratio of expenses before expense reductions (%)e	.62	*	.68	.77	.99	2.70	6.98	*
Ratio of expenses after expense reductions (%)e	.22	*	.30	.30	.29	.24	.24	*
Ratio of net investment income (%)	1.39	**	1.45	1.36	1.37	1.57	1.11	*
Portfolio turnover rate (%)	32	**	38	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying DWS Funds") and non-affiliated exchange-traded funds ("Non-affiliated ETFs"). Non-affiliated ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Mutual Funds are valued at the net asset value per share of each class of the Mutual Fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2012, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $13,206,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018, ($12,626,000) and August 31, 2019 ($580,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31, 2012, the Fund elects to defer qualified late year losses of approximately $309,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

At August 31, 2012, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $41,942,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($2,422,000), August 31, 2018 ($29,353,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31, 2012, the Fund elects to defer qualified late year losses of approximately $60,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

At August 31, 2012, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $31,163,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($21,737,000) and August 31, 2019 ($9,426,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31, 2012, the Fund elects to defer qualified late year losses of approximately $266,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

At August 31, 2012, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $3,299,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($2,386,000) and August 31, 2019 ($913,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through August 31, 2012, the Fund elects to defer qualified late year losses of approximately $160,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2013.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2012 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund or delegates such responsibility to the Fund's subadvisor. The Advisor has agreed not to be paid a management fee directly from the Funds for performing its services under the Investment Management Agreement. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

QS Investors, LLC ("QS Investors") acts as investment subadvisor to the Funds. As an investment subadvisor to the Funds, QS Investors renders strategic asset allocation services to the Funds. QS Investors is paid by the Advisor for the services QS Investors provides to the Funds.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Funds' outstanding shares. At February 28, 2013, DWS LifeCompass Retirement Fund held 5% or greater of the following Underlying DWS Fund's outstanding shares: approximately 7% of DWS US Bond Index Fund, 6% of DWS Small Cap Core Fund and 5% of DWS Enhanced Global Bond Fund. At February 28, 2013, DWS LifeCompass 2015 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 7% of DWS U.S. Bond Index Fund and 7% of DWS Enhanced Global Bond Fund. At February 28, 2013, DWS LifeCompass 2020 Fund held 5% or greater of the following Underlying DWS Funds' outstanding shares: approximately 9% of DWS U.S. Bond Index Fund, 9% of DWS Enhanced Global Bond Fund, 7% of DWS Diversified International Equity Fund, 6% of DWS Small Cap Core Fund, 6% of DWS EAFE Equity Index Fund and 6% of DWS Core Fixed Income Fund. At February 28, 2013, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2012 through September 30, 2012, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.62%	.58%	.59%	.58%	.55%
Class B	1.37%	1.33%	1.34%	1.33%	—
Class C	1.37%	1.33%	1.34%	1.33%	1.30%
Class S	.37%	.33%	.34%	.33%	.30%

For the period from October 1, 2012 through November 30, 2013, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.46%	.46%	.46%	.46%	.46%
Class B	1.21%	1.21%	1.21%	1.21%	—
Class C	1.21%	1.21%	1.21%	1.21%	1.21%
Class S	.21%	.21%	.21%	.21%	.21%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and Non-affiliated ETFs in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2013, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Waived	Unpaid at February 28, 2013
DWS LifeCompass Retirement Fund	$42,156	$18,532	$383
DWS LifeCompass 2015 Fund	$68,519	$—	$10,149
DWS LifeCompass 2020 Fund	$99,198	$—	$15,230
DWS LifeCompass 2030 Fund	$34,831	$29,553	$—
DWS LifeCompass 2040 Fund	$20,871	$20,871	$—

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2013, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2013
DWS LifeCompass Retirement Fund
Class A	$22,421	$22,421	$—
Class B	420	420	—
Class C	2,260	2,260	—
Class S	35,144	35,144	—
	$60,245	$60,245	$—
DWS LifeCompass 2015 Fund
Class A	$46,801	$46,801	$—
Class B	1,814	1,814	—
Class C	4,612	4,612	—
Class S	72,321	70,912	—
	$125,548	$124,139	$—
DWS LifeCompass 2020 Fund
Class A	$72,987	$67,360	$—
Class B	2,849	2,849	—
Class C	7,356	7,356	—
Class S	106,345	97,748	2,581
	$189,537	$175,313	$2,581
DWS LifeCompass 2030 Fund
Class A	$44,106	$44,106	$—
Class B	860	860	—
Class C	2,586	2,586	—
Class S	21,934	21,934	—
	$69,486	$69,486	$—
DWS LifeCompass 2040 Fund
Class A	$24,519	$24,031	$—
Class C	269	269	—
Class S	20,446	20,446	—
	$45,234	$44,746	$—

For the six months ended February 28, 2013, the Advisor reimbursed DWS LifeCompass Retirement Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $1,555, $698 and $229, respectively, of sub-recordkeeping expenses for Class S shares.

In addition, for the six months ended February 28, 2013, the Advisor reimbursed DWS LifeCompass 2040 Fund $16,600 of other expenses.

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2013, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at February 28, 2013
DWS LifeCompass Retirement Fund
Class B	$2,069	$285
Class C	18,630	2,753
	$20,699	$3,038
DWS LifeCompass 2015 Fund
Class B	$4,724	$641
Class C	39,583	6,039
	$44,307	$6,680
DWS LifeCompass 2020 Fund
Class B	$8,783	$1,250
Class C	50,634	7,792
	$59,417	$9,042
DWS LifeCompass 2030 Fund
Class B	$2,921	$361
Class C	17,191	2,506
	$20,112	$2,867
DWS LifeCompass 2040 Fund
Class C	$898	$158

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2013, the Service Fees were as follows:
Service Fees	Total Aggregated	Waived	Unpaid at February 28, 2013	Annualized Effective Rate
DWS LifeCompass Retirement Fund
Class A	$32,494	$1,035	$10,999	.23%
Class B	642	167	184	.17%
Class C	6,169	1,125	1,654	.20%
	$39,305	$2,327	$12,837
DWS LifeCompass 2015 Fund
Class A	$66,399	$1,260	$21,631	.24%
Class B	1,563	300	452	.20%
Class C	13,171	2,098	3,192	.21%
	$81,133	$3,658	$25,275
DWS LifeCompass 2020 Fund
Class A	$94,117	$—	$30,319	.24%
Class B	2,898	262	943	.23%
Class C	16,878	1,334	4,730	.23%
	$113,893	$1,596	$35,992
DWS LifeCompass 2030 Fund
Class A	$50,939	$443	$17,719	.24%
Class B	963	312	1	.17%
Class C	5,728	942	1,032	.21%
	$57,630	$1,697	$18,752
DWS LifeCompass 2040 Fund
Class A	$26,710	$—	$9,345	.24%
Class C	300	3	87	.25%
	$27,010	$3	$9,432

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2013 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund aggregated $310, $596, $4,673, $1,724 and $954, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2013, the CDSC for Class B shares aggregated $839, $526, $644 and $1,637, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund and Class C shares aggregated $329, $4, $236 and $616, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. For the six months ended February 28, 2013, the CDSC for Class C shares aggregated $40 for DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2013, DIDI received $88, $347 and $188, respectively, for Class A shares of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund and DWS LifeCompass 2020 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 28, 2013, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2013
DWS LifeCompass Retirement Fund	$5,135	$2,233
DWS LifeCompass 2015 Fund	$5,253	$2,012
DWS LifeCompass 2020 Fund	$4,344	$2,069
DWS LifeCompass 2030 Fund	$4,939	$978
DWS LifeCompass 2040 Fund	$4,660	$308

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson and Vice Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At February 28, 2013, there was one shareholder account that held approximately 26% and 12% of the outstanding shares of DWS LifeCompass 2015 Fund and DWS LifeCompass 2030 Fund, respectively, and three shareholder accounts that held approximately 30%, 19% and 11% of the outstanding shares of DWS LifeCompass 2040 Fund.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	124,130	$1,464,320	866,019	$9,828,778
Class B	2	24	4,214	48,373
Class C	5,572	65,773	40,803	455,994
Class S	158,487	1,864,532	989,095	11,054,727
		$3,394,649		$21,387,872
Shares issued to shareholders in reinvestment of distributions
Class A	23,250	$271,712	43,683	$480,631
Class B	304	3,566	1,092	11,973
Class C	2,398	28,039	5,424	59,602
Class S	47,350	552,882	101,377	1,117,291
		$856,199		$1,669,497
Shares redeemed
Class A	(534,476)	$(6,269,576)	(850,859)	$(9,475,448)
Class B	(15,713)	(184,552)	(65,023)	(723,653)
Class C	(64,531)	(759,552)	(112,759)	(1,266,084)
Class S	(671,758)	(7,947,792)	(1,432,428)	(16,048,457)
		$(15,161,472)		$(27,513,642)
Net increase (decrease)
Class A	(387,096)	$(4,533,544)	58,843	$833,961
Class B	(15,407)	(180,962)	(59,717)	(663,307)
Class C	(56,561)	(665,740)	(66,532)	(750,488)
Class S	(465,921)	(5,530,378)	(341,956)	(3,876,439)
		$(10,910,624)		$(4,456,273)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	255,663	$2,911,172	1,021,922	$10,949,401
Class B	4	52	1,333	14,309
Class C	11,754	133,792	45,171	485,137
Class S	353,617	4,038,147	916,308	9,938,722
		$7,083,163		$21,387,569
Shares issued to shareholders in reinvestment of distributions
Class A	46,064	$520,318	111,162	$1,170,957
Class B	643	7,264	2,543	26,616
Class C	4,861	54,862	12,401	130,275
Class S	68,563	772,674	148,856	1,568,032
		$1,355,118		$2,895,880
Shares redeemed
Class A	(1,150,643)	$(13,094,571)	(1,877,103)	$(20,135,834)
Class B	(39,885)	(454,261)	(178,995)	(1,907,940)
Class C	(93,580)	(1,063,561)	(326,683)	(3,495,746)
Class S	(3,203,906)	(37,003,185)	(1,241,730)	(13,354,534)
		$(51,615,578)		$(38,894,054)
Net increase (decrease)
Class A	(848,916)	$(9,663,081)	(744,019)	$(8,015,476)
Class B	(39,238)	(446,945)	(175,119)	(1,867,015)
Class C	(76,965)	(874,907)	(269,111)	(2,880,334)
Class S	(2,781,726)	(32,192,364)	(176,566)	(1,847,780)
		$(43,177,297)		$(14,610,605)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	359,463	$4,970,728	1,210,096	$15,657,143
Class B	141	1,967	779	10,331
Class C	14,588	200,450	61,269	779,995
Class S	417,751	5,760,261	2,398,717	30,977,329
		$10,933,406		$47,424,798
Shares issued to shareholders in reinvestment of distributions
Class A	105,996	$1,434,136	118,697	$1,477,775
Class B	2,092	28,184	3,553	44,061
Class C	10,294	138,762	12,013	148,966
Class S	163,577	2,213,189	179,795	2,240,249
		$3,814,271		$3,911,051
Shares redeemed
Class A	(1,106,145)	$(15,224,716)	(1,558,970)	$(20,201,212)
Class B	(41,768)	(571,800)	(220,129)	(2,806,589)
Class C	(94,789)	(1,298,432)	(283,723)	(3,658,948)
Class S	(1,805,374)	(25,209,976)	(3,227,711)	(41,745,007)
		$(42,304,924)		$(68,411,756)
Net increase (decrease)
Class A	(640,686)	$(8,819,852)	(230,177)	$(3,066,294)
Class B	(39,535)	(541,649)	(215,797)	(2,752,197)
Class C	(69,907)	(959,220)	(210,441)	(2,729,987)
Class S	(1,224,046)	(17,236,526)	(649,199)	(8,527,429)
		$(27,557,247)		$(17,075,907)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	360,627	$3,609,690	1,293,121	$11,961,734
Class B	872	8,812	12,529	119,294
Class C	29,561	297,436	32,178	297,256
Class S	602,611	6,000,400	879,028	8,210,785
		$9,916,338		$20,589,069
Shares issued to shareholders in reinvestment of distributions
Class A	70,183	$685,755	62,629	$556,144
Class B	544	5,324	899	8,003
Class C	4,032	39,437	3,340	29,695
Class S	43,455	424,160	37,215	330,468
		$1,154,676		$924,310
Shares redeemed
Class A	(652,423)	$(6,547,954)	(1,268,844)	$(11,623,141)
Class B	(27,976)	(275,154)	(63,741)	(594,813)
Class C	(50,941)	(508,435)	(65,577)	(609,158)
Class S	(1,056,187)	(10,767,681)	(812,241)	(7,495,873)
		$(18,099,224)		$(20,322,985)
Net increase (decrease)
Class A	(221,613)	$(2,252,509)	86,906	$894,737
Class B	(26,560)	(261,018)	(50,313)	(467,516)
Class C	(17,348)	(171,562)	(30,059)	(282,207)
Class S	(410,121)	(4,343,121)	104,002	1,045,380
		$(7,028,210)		$1,190,394

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2013		Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	321,361	$2,736,895	1,110,402	$8,824,620
Class C	5,949	50,186	3,978	31,296
Class S	595,298	5,064,326	1,075,064	8,630,969
		$7,851,407		$17,486,885
Shares issued to shareholders in reinvestment of distributions
Class A	57,035	$472,255	89,497	$676,598
Class C	426	3,528	749	5,660
Class S	57,031	472,782	74,706	564,777
		$948,565		$1,247,035
Shares redeemed
Class A	(552,869)	$(4,736,601)	(769,258)	$(6,090,804)
Class C	(1,901)	(16,572)	(8,775)	(70,122)
Class S	(1,575,676)	(13,747,405)	(696,126)	(5,476,144)
		$(18,500,578)		$(11,637,070)
Net increase (decrease)
Class A	(174,473)	$(1,527,451)	430,641	$3,410,414
Class C	4,474	37,142	(4,048)	(33,166)
Class S	(923,347)	(8,210,297)	453,644	3,719,602
		$(9,700,606)		$7,096,850

E. Transactions with Affiliates

The Funds mainly invest in Underlying DWS Funds and Non-affiliated ETFs. The Underlying DWS Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying DWS Funds during the six months ended February 28, 2013 is as follows:

DWS LifeCompass Retirement Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2013
DWS Capital Growth Fund	2,004,694	837,604	460,000	24,374	27,605	—	2,474,136
DWS Core Equity Fund	5,113,265	57,221	1,425,000	65,220	57,221	—	4,234,581
DWS Diversified International Equity Fund	2,160,972	42,075	1,550,000	21,601	42,075	—	826,532
DWS EAFE Equity Index Fund	2,202,007	1,176,874	—	—	91,874	—	3,669,003
DWS Emerging Markets Equity Fund	1,305,988	59,486	265,000	(34,018)	19,486	—	1,195,019
DWS Equity 500 Index Fund	7,437,823	1,705,479	—	—	100,479	—	9,777,867
DWS Equity Dividend Fund	2,347,534	23,719	1,482,500	198,668	23,719	—	958,487
DWS Global Growth Fund	820,942	10,743	904,642	(13,906)	10,743	—	—
DWS International Fund	143,679	745,447	5,000	11	30,447	—	899,266
DWS Mid Cap Value Fund	835,309	9,861	222,500	17,996	9,861	—	724,342
DWS Small Cap Core Fund	—	1,209,437	—	—	9,437	—	1,335,449
DWS Small Cap Growth Fund	1,282,759	10,000	725,000	43,230	—	—	624,684
DWS Small Cap Value Fund	1,603,607	27,579	1,455,000	120,056	12,408	15,171	267,418
DWS Technology Fund	861,200	—	827,464	329,803	—	—	—
DWS Core Fixed Income Fund	18,588,809	1,127,550	2,955,000	(191,909)	233,202	—	16,734,236
DWS Enhanced Commodity Strategy Fund	877,065	53,234	75,000	(22,488)	13,234	—	796,035
DWS Enhanced Emerging Markets Fixed Income Fund	880,881	17,968	928,703	77,629	7,968	—	—
DWS Enhanced Global Bond Fund	8,882,785	1,240,586	2,200,000	(115,663)	107,858	152,728	7,961,974
DWS Floating Rate Fund	—	860,526	70,000	332	10,526	—	796,755
DWS Global High Income Fund	565,555	343,711	135,000	(7,150)	28,220	653	794,508
DWS Global Inflation Fund	2,603,157	1,799,867	315,000	1,679	6,570	68,297	3,985,432
DWS High Income Fund	2,518,389	93,586	670,000	10,968	74,523	4,063	1,991,096
DWS U.S. Bond Index Fund	18,521,299	1,483,656	2,735,000	(8,867)	229,707	274,280	16,778,495
DWS Disciplined Market Neutral Fund	876,997	10,000	105,000	1,122	—	—	795,057
Central Cash Management Fund	897,700	5,371,781	5,988,246	—	420	—	281,235
Total	83,332,416	18,317,990	25,499,055	518,688	1,147,583	515,192	77,901,607

DWS LifeCompass 2015 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2013
DWS Capital Growth Fund	6,460,859	2,259,001	2,255,000	108,781	84,001	—	6,736,838
DWS Core Equity Fund	9,595,855	111,113	3,480,000	179,253	111,113	—	7,187,384
DWS Diversified International Equity Fund	3,936,762	75,280	3,375,000	155,226	75,280	—	968,994
DWS EAFE Equity Index Fund	3,795,526	4,420,559	815,000	(8,774)	170,560	—	7,936,532
DWS Emerging Markets Equity Fund	2,810,616	57,409	985,000	(36,288)	42,409	—	2,090,962
DWS Equity 500 Index Fund	16,091,799	2,182,074	4,935,000	241,797	212,073	—	14,629,797
DWS Equity Dividend Fund	6,227,683	73,952	4,490,000	168,892	73,952	—	2,013,843
DWS Global Small Cap Growth Fund	151,391	—	151,593	(8,049)	—	—	—
DWS Global Growth Fund	1,019,322	9,975	1,144,277	(151,450)	9,975	—	—
DWS International Fund	1,307,522	50,105	260,000	(19,757)	50,105	—	1,187,202
DWS Mid Cap Value Fund	1,305,723	—	1,339,674	86,134	—	—	—
DWS RREEF Real Estate Securities Fund	1,128,678	4,661	1,107,799	102,717	4,661	—	—
DWS Small Cap Core Fund	1,217,381	1,465,015	—	—	20,015	—	2,960,685
DWS Small Cap Growth Fund	1,728,990	—	1,817,798	419,701	—	—	—
DWS Small Cap Value Fund	2,447,060	93,069	2,678,762	317,202	19,376	23,693	—
DWS Technology Fund	1,470,693	—	1,170,000	144,752	—	—	238,583
DWS World Dividend Fund	—	1,220,000	—	—	—	—	1,265,895
DWS Core Fixed Income Fund	23,116,315	694,864	7,825,000	(478,774)	290,066	—	15,958,895
DWS Enhanced Commodity Strategy Fund	1,421,020	61,532	340,000	(108,343)	21,532	—	1,046,766
DWS Enhanced Emerging Markets Fixed Income Fund	1,389,969	69,916	460,000	13,977	24,916	—	1,046,741
DWS Enhanced Global Bond Fund	6,973,769	7,140,696	4,130,000	(202,321)	129,237	211,460	9,946,747
DWS Floating Rate Fund	—	1,402,019	365,000	2,520	17,019	—	1,047,293
DWS Global High Income Fund	710,541	734,710	430,000	6,183	44,009	1,077	1,045,820
DWS Global Inflation Fund	3,513,017	619,325	1,290,000	4,278	5,655	48,670	2,788,215
DWS High Income Fund	3,918,446	106,315	2,005,000	47,731	100,950	5,365	2,090,187
DWS U.S. Bond Index Fund	24,017,624	1,137,923	8,550,000	(52,294)	291,728	340,985	15,995,775
DWS Disciplined Market Neutral Fund	1,951,143	5,000	675,000	6,670	—	—	1,307,375
Central Cash Management Fund	944,404	10,413,081	10,751,107	—	534	—	606,378
Total	128,652,108	34,407,594	66,826,010	939,764	1,799,166	631,250	100,096,907

DWS LifeCompass 2020 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2013
DWS Capital Growth Fund	8,249,409	587,061	1,580,000	68,366	87,061	—	7,525,623
DWS Core Equity Fund	14,602,788	187,040	595,000	(113,778)	187,040	—	15,865,426
DWS Diversified International Equity Fund	7,074,985	170,766	3,160,000	129,223	170,766	—	4,711,896
DWS EAFE Equity Index Fund	6,243,742	7,900,773	500,000	(20,000)	270,773	—	14,526,884
DWS Emerging Markets Equity Fund	5,201,869	681,580	825,000	(63,528)	91,580	—	5,474,457
DWS Equity 500 Index Fund	26,849,646	6,026,369	3,545,000	111,878	371,370	—	31,648,793
DWS Equity Dividend Fund	8,818,686	115,977	5,125,000	96,174	115,977	—	4,109,141
DWS Global Growth Fund	3,139,313	35,977	1,505,000	(401,800)	35,977	—	2,000,311
DWS Global Small Cap Growth Fund	2,057,537	84,792	1,975,000	165,830	2,403	82,389	308,259
DWS International Fund	2,015,021	72,156	140,000	(13,255)	72,156	—	2,084,113
DWS Large Cap Focus Growth Fund	2,083,947	5,231	580,000	67,523	5,231	—	1,520,792
DWS Large Cap Value Fund	3,355,410	29,462	1,530,000	96,782	29,462	—	2,036,865
DWS Mid Cap Value Fund	1,870,322	—	1,916,124	128,829	—	—	—
DWS RREEF Real Estate Securities Fund	1,911,110	7,680	1,872,035	275,266	7,680	—	—
DWS Small Cap Core Fund	610,504	3,939,158	15,000	828	34,158	—	4,982,463
DWS Small Cap Growth Fund	3,539,647	—	2,890,000	547,758	—	—	782,286
DWS Small Cap Value Fund	4,451,274	64,937	4,040,000	403,968	29,215	35,724	702,920
DWS Technology Fund	4,549,188	—	2,435,000	503,190	—	—	1,959,645
DWS Core Fixed Income Fund	24,700,476	1,207,242	3,965,000	(256,252)	317,622	—	21,907,280
DWS Enhanced Commodity Strategy Fund	2,015,240	145,673	200,000	(65,130)	30,673	—	1,821,502
DWS Enhanced Emerging Markets Fixed Income Fund	1,988,405	75,589	300,000	5,278	35,589	—	1,830,125
DWS Enhanced Global Bond Fund	7,684,836	9,223,724	3,175,000	(155,503)	155,678	253,044	13,665,967
DWS Floating Rate Fund	—	2,020,026	210,000	1,474	25,026	—	1,825,008
DWS Global High Income Fund	1,010,802	1,054,132	285,000	2,523	63,179	1,542	1,822,324
DWS Global Inflation Fund	3,290,486	1,598,395	360,000	(1,265)	6,743	56,652	4,460,670
DWS High Income Fund	4,860,633	115,968	2,630,000	71,994	110,415	5,553	2,425,927
DWS U.S. Bond Index Fund	25,641,478	1,692,145	4,720,000	(19,743)	319,005	373,041	21,943,530
DWS Disciplined Market Neutral Fund	3,325,857	25,000	1,265,000	4,102	—	—	2,127,126
Central Cash Management Fund	235,298	16,078,116	15,533,267	—	781	—	780,147
Total	181,377,909	53,144,969	66,871,426	1,570,732	2,575,560	807,945	174,849,480

DWS LifeCompass 2030 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2013
DWS Capital Growth Fund	5,538,684	88,059	600,000	36,598	63,059	—	5,216,947
DWS Core Equity Fund	5,415,912	108,453	235,000	(659)	68,453	—	5,901,404
DWS Diversified International Equity Fund	2,948,172	73,662	1,845,000	97,363	73,662	—	1,453,083
DWS EAFE Equity Index Fund	2,667,394	4,068,313	—	—	118,313	—	7,122,867
DWS Emerging Markets Equity Fund	2,130,250	237,739	280,000	(30,263)	37,739	—	2,256,794
DWS Equity 500 Index Fund	11,904,011	3,791,664	1,500,000	59,136	171,664	—	15,294,330
DWS Equity Dividend Fund	4,149,885	56,761	2,725,000	536,948	56,761	—	1,636,145
DWS Global Growth Fund	818,690	9,136	520,000	11,460	9,136	—	391,544
DWS Global Small Cap Growth Fund	660,499	48,519	640,000	87,901	950	32,569	110,207
DWS International Fund	1,024,951	25,541	380,000	(24,840)	25,541	—	737,703
DWS Large Cap Value Fund	1,477,289	16,222	445,000	9,393	16,223	—	1,155,763
DWS Mid Cap Value Fund	677,923	—	694,415	58,595	—	—	—
DWS RREEF Global Real Estate Securities Fund	—	743,695	25,000	(275)	43,695	—	725,470
DWS RREEF Real Estate Securities Fund	665,900	2,823	650,477	177,804	2,823	—	—
DWS Small Cap Core Fund	513,309	2,089,881	—	—	19,881	—	2,866,035
DWS Small Cap Growth Fund	1,469,236	—	1,430,000	337,014	—	—	82,461
DWS Small Cap Value Fund	1,901,757	22,948	1,925,000	228,104	10,324	12,624	86,450
DWS Technology Fund	1,465,584	—	685,000	184,818	—	—	721,503
DWS World Dividend Fund	734,184	320,883	—	—	20,883	—	1,114,133
DWS Core Fixed Income Fund	2,956,334	2,457,596	492,500	(1,655)	58,080	—	4,909,419
DWS Enhanced Commodity Strategy Fund	661,343	95,244	65,000	(20,013)	10,244	—	643,305
DWS Enhanced Emerging Markets Fixed Income Fund	336,902	23,155	372,374	35,444	3,155	—	—
DWS Enhanced Global Bond Fund	3,764,523	1,348,580	3,040,000	(24,189)	40,258	58,322	2,100,175
DWS Global Inflation Fund	—	752,244	85,000	(2,976)	898	11,346	643,735
DWS High Income Fund	829,903	403,901	285,000	3,573	31,879	2,022	968,642
DWS U.S. Bond Index Fund	3,296,503	2,274,597	527,500	(11,304)	56,589	72,544	4,915,878
DWS Disciplined Market Neutral Fund	992,527	40,000	400,000	2,632	—	—	644,342
Central Cash Management Fund	833,112	8,369,923	8,006,224	—	539	—	1,196,811
Total	59,834,777	27,469,539	27,853,490	1,750,609	940,749	189,427	62,895,146

DWS LifeCompass 2040 Fund
Affiliate	Value ($) at 8/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/28/2013
DWS Capital Growth Fund	3,571,780	177,282	285,000	14,836	42,282	—	3,592,093
DWS Core Equity Fund	3,649,106	74,798	305,000	10,288	44,798	—	3,818,526
DWS Diversified International Equity Fund	2,318,451	54,445	1,705,000	123,235	54,446	—	876,980
DWS EAFE Equity Index Fund	2,170,081	2,649,345	1,305,000	3,776	109,345	—	3,845,658
DWS Emerging Markets Equity Fund	1,628,991	213,667	495,000	(37,994)	28,667	—	1,475,348
DWS Equity 500 Index Fund	7,614,920	3,369,850	4,425,000	263,655	114,850	—	7,318,984
DWS Equity Dividend Fund	3,009,328	40,143	2,115,000	366,363	40,143	—	1,029,622
DWS Global Growth Fund	694,120	5,411	440,000	20,222	5,411	—	316,276
DWS Global Small Cap Growth Fund	378,252	34,859	437,691	69,374	421	14,438	—
DWS International Fund	894,048	30,093	395,000	1,409	30,093	—	589,187
DWS Large Cap Value Fund	943,049	130,029	330,000	39,340	10,029	—	805,343
DWS Mid Cap Value Fund	374,185	—	383,174	41,083	—	—	—
DWS RREEF Global Real Estate Securities Fund	—	15,000	—	—	—	—	15,201
DWS RREEF Real Estate Securities Fund	401,416	1,702	392,045	137,693	1,702	—	—
DWS Small Cap Core Fund	408,418	1,408,728	185,000	8,616	13,728	—	1,814,788
DWS Small Cap Growth Fund	933,108	—	959,952	210,884	—	—	—
DWS Small Cap Value Fund	1,200,907	13,501	1,269,927	161,063	6,074	7,427	—
DWS Technology Fund	954,909	—	440,000	111,690	—	—	473,527
DWS World Dividend Fund	375,996	915,197	—	—	15,197	—	1,350,225
DWS Core Fixed Income Fund	485,552	1,059,298	535,000	(1,547)	14,544	—	1,006,365
DWS Enhanced Commodity Strategy Fund	388,026	81,150	115,000	(29,601)	6,150	—	325,390
DWS Enhanced Emerging Markets Fixed Income Fund	195,798	6,826	209,573	19,780	1,826	—	—
DWS Enhanced Global Bond Fund	572,022	773,850	700,000	(2,935)	8,370	15,480	645,520
DWS Global Inflation Fund	—	462,240	120,000	(4,182)	547	6,693	328,428
DWS High Income Fund	390,864	248,150	320,000	5,632	12,350	800	326,794
DWS U.S. Bond Index Fund	825,998	766,027	550,000	(8,575)	14,385	16,721	1,011,881
DWS Disciplined Market Neutral Fund	578,434	45,000	305,000	2,611	—	—	325,578
Central Cash Management Fund	798,059	7,095,321	7,395,045	—	406	—	498,335
Total	35,755,818	19,671,912	26,117,407	1,526,716	575,764	61,559	31,790,049

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to help you compare these expenses with the ongoing expenses of investing in mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2012 to February 28, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,040.80	$1,037.70	$1,037.70	$1,043.00
Expenses Paid per $1,000*	$2.48	$6.26	$6.26	$1.22
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,022.36	$1,018.65	$1,018.65	$1,023.60
Expenses Paid per $1,000*	$2.46	$6.21	$6.21	$1.20

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.49%	1.24%	1.24%	.24%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,053.20	$1,049.20	$1,048.30	$1,053.70
Expenses Paid per $1,000*	$2.44	$6.25	$6.25	$1.17
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,022.41	$1,018.70	$1,018.70	$1,023.65
Expenses Paid per $1,000*	$2.41	$6.16	$6.16	$1.15

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.48%	1.23%	1.23%	.23%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,059.40	$1,055.80	$1,055.50	$1,061.30
Expenses Paid per $1,000*	$2.45	$6.27	$6.27	$1.18
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,022.41	$1,018.70	$1,018.70	$1,023.65
Expenses Paid per $1,000*	$2.41	$6.16	$6.16	$1.15

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.48%	1.23%	1.23%	.23%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,073.20	$1,069.40	$1,068.30	$1,073.80
Expenses Paid per $1,000*	$2.47	$6.31	$6.31	$1.18
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,022.41	$1,018.70	$1,018.70	$1,023.65
Expenses Paid per $1,000*	$2.41	$6.16	$6.16	$1.15

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.48%	1.23%	1.23%	.23%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2013 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,082.70	$1,077.10	$1,082.70
Expenses Paid per $1,000*	$2.48	$6.33	$1.14
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/13	$1,022.41	$1,018.74	$1,023.70
Expenses Paid per $1,000*	$2.41	$6.11	$1.10

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.48%	1.22%	.22%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of the Funds' investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and QS Investors, LLC ("QS Investors") in September 2012.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2012, all of the Funds' Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, and profitability compiled by the Funds' independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Funds.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Funds' independent fee consultant in the course of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of each Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DWS's and QS Investors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Board also noted that the Sub-Advisory Agreement for DWS LifeCompass 2040 Fund was approved by that Fund's shareholders in July 2010.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and QS Investors provide portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board also requested and received information regarding DWS's oversight of Fund sub-advisors, including QS Investors. The Board reviewed each Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2011, the LifeCompass 2015 Fund's performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one- and five-year periods and has outperformed its benchmark in the three-year period ended December 31, 2011.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2011, the LifeCompass 2020 Fund's performance (Class A shares) was in the 4th quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2011.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2011, the LifeCompass 2030 Fund's performance (Class A shares) was in the 4th quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2011.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2011, the LifeCompass 2040 Fund's performance (Class A shares) was in the 4th quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one- and three-year periods ended December 31, 2011.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2011, the LifeCompass Retirement Fund's performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one- and five-year periods and has outperformed its benchmark in the three-year period ended December 31, 2011.

The Board noted the disappointing investment performance of each Fund in recent periods and continued to discuss with senior management of DWS and QS Investors the factors contributing to such underperformance and actions being taken to improve performance.

Fees and Expenses. The Board considered the Funds' investment management fee schedules, sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Funds do not pay any fund-level investment advisory fees, but do bear administrative fees. With respect to the sub-advisory fees paid to QS Investors, the Board noted that the fees are paid by DWS and not directly by the Funds.

LifeCompass 2015 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2015 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2011, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses").

LifeCompass 2020 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2020 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2030 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2040 Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass 2040 Fund were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass Retirement Fund. As a result of the administrative fee, the total management fee rates paid by the LifeCompass Retirement Fund were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of each share class of each Fund to the applicable Lipper Universe Expenses. The Board also considered a report prepared by the Funds' independent fee consultant regarding the competitiveness of each Fund's total expenses relative to a more customized peer group. The Board considered the Funds' total management fee rates as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how each Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that each Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that each Fund's management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and QS Investors.

Profitability. The Board reviewed detailed information regarding revenues received by DWS from advising the DWS Funds along with the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Funds invest. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of QS Investors with respect to the Funds. The Board noted that DWS pays QS Investors' fee, and its understanding that each Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that each Fund's fee schedule represents an appropriate sharing between each Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and QS Investors and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and QS Investors and their affiliates, including any fees received by DWS for administrative services provided to the Funds and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and QS Investors related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and QS Investors related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Funds' chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

DWS LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund
	Class A	Class C	Class S
Nasdaq Symbol	TGTAX	TGTCX	TGTSX
CUSIP Number	23337A 764	23337A 756	23337A 749
Fund Number	457	757	2057

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTDS-3
(R-026694-2 4/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 30, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 30, 2013